Derivatives (Details) (USD $)	1 Months Ended				2 Months Ended	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Apr. 30, 2010	Jul. 31, 2009	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Amount of realized gain (loss) from cancelation before the settlement date of commodity derivative contracts														$ 27,000,000
Amount of realized loss from cancelation before the settlement date of interest rate derivatives		50,000,000	74,000,000
Premiums paid for put options on oil and natural gas commodity derivative contracts	33,000,000			49,000,000	22,000,000	52,000,000
Realized gains (losses) [Abstract]
Total realized gains (losses)														256,989,000	175,701,000	407,064,000
Unrealized gains (losses) [Abstract]
Total unrealized gains (losses)														192,951,000	(168,398,000)	(574,791,000)
Total gains (losses) [Abstract]
Gains (losses) on oil and natural gas derivatives						(210,339,000)	824,240,000	205,515,000	(369,476,000)	(188,088,000)	43,505,000	123,791,000	96,003,000	449,940,000	75,211,000	(141,374,000)
Losses on interest rate swaps														0	(67,908,000)	(26,353,000)
Total gains (losses) on derivative instruments														449,940,000	7,303,000	(167,727,000)
Commodity derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value					880,175,000	880,175,000				637,836,000				880,175,000	637,836,000
Derivative Liability, Fair Value					320,835,000	320,835,000				398,902,000				320,835,000	398,902,000
Realized gains (losses) [Abstract]
Total realized gains (losses)														230,237,000	307,587,000	400,968,000
Unrealized gains (losses) [Abstract]
Total unrealized gains (losses)														192,951,000	(232,376,000)	(591,379,000)
Interest rate swaps [Member]
Realized gains (losses) [Abstract]
Total realized gains (losses)														0	(8,021,000)	(42,881,000)
Unrealized gains (losses) [Abstract]
Total unrealized gains (losses)														0	63,978,000	16,588,000
Cancelled Derivatives [Member]
Realized gains (losses) [Abstract]
Total realized gains (losses)				45,000,000										26,752,000	(123,865,000)	48,977,000
Natural Gas Derivative Instruments [Member]
Derivative [Line Items]
Volumes of production on settled derivatives														64,457	57,160
Average contract price on settled derivatives														8.24	8.66
Natural Gas Derivative Instruments [Member] | 2012 [Member]
Derivative [Line Items]
Hedged volume					95,087	95,087								95,087
Fixed price swaps, average					5.84	5.84								5.84
Natural Gas Derivative Instruments [Member] | 2013 [Member]
Derivative [Line Items]
Hedged volume					101,707	101,707								101,707
Fixed price swaps, average					5.75	5.75								5.75
Natural Gas Derivative Instruments [Member] | 2014 [Member]
Derivative [Line Items]
Hedged volume					104,116	104,116								104,116
Fixed price swaps, average					5.49	5.49								5.49
Natural Gas Derivative Instruments [Member] | 2015 [Member]
Derivative [Line Items]
Hedged volume					115,340	115,340								115,340
Fixed price swaps, average					5.54	5.54								5.54
Natural Gas Derivative Instruments [Member] | 2016 [Member]
Derivative [Line Items]
Hedged volume					2,745	2,745								2,745
Fixed price swaps, average					5.00	5.00								5.00
Natural Gas Derivative Instruments [Member] | Fixed price swaps [Member] | 2012 [Member]
Derivative [Line Items]
Hedged volume					56,730	56,730								56,730
Fixed price swaps, average					5.85	5.85								5.85
Natural Gas Derivative Instruments [Member] | Fixed price swaps [Member] | 2013 [Member]
Derivative [Line Items]
Hedged volume					64,367	64,367								64,367
Fixed price swaps, average					5.69	5.69								5.69
Natural Gas Derivative Instruments [Member] | Fixed price swaps [Member] | 2014 [Member]
Derivative [Line Items]
Hedged volume					73,456	73,456								73,456
Fixed price swaps, average					5.69	5.69								5.69
Natural Gas Derivative Instruments [Member] | Fixed price swaps [Member] | 2015 [Member]
Derivative [Line Items]
Hedged volume					82,490	82,490								82,490
Fixed price swaps, average					5.75	5.75								5.75
Natural Gas Derivative Instruments [Member] | Fixed price swaps [Member] | 2016 [Member]
Derivative [Line Items]
Hedged volume					2,745	2,745								2,745
Fixed price swaps, average					5.00	5.00								5.00
Natural Gas Derivative Instruments [Member] | Puts [Member] | 2012 [Member]
Derivative [Line Items]
Hedged volume					38,357	38,357								38,357
Puts price, average					5.83	5.83								5.83
Natural Gas Derivative Instruments [Member] | Puts [Member] | 2013 [Member]
Derivative [Line Items]
Hedged volume					37,340	37,340								37,340
Puts price, average					5.85	5.85								5.85
Natural Gas Derivative Instruments [Member] | Puts [Member] | 2014 [Member]
Derivative [Line Items]
Hedged volume					30,660	30,660								30,660
Puts price, average					5.00	5.00								5.00
Natural Gas Derivative Instruments [Member] | Puts [Member] | 2015 [Member]
Derivative [Line Items]
Hedged volume					32,850	32,850								32,850
Puts price, average					5.00	5.00								5.00
Natural Gas Derivative Instruments [Member] | Puts [Member] | 2016 [Member]
Derivative [Line Items]
Hedged volume					0	0								0
Puts price, average					0	0								0
Oil Derivative Instruments [Member]
Derivative [Line Items]
Volumes of production on settled derivatives														7,917	4,650
Average contract price on settled derivatives														85.70	99.68
Oil Derivative Instruments [Member] | 2012 [Member]
Derivative [Line Items]
Hedged volume					10,367	10,367								10,367
Fixed price swaps, average					97.93	97.93								97.93
Oil Derivative Instruments [Member] | 2013 [Member]
Derivative [Line Items]
Hedged volume					11,333	11,333								11,333
Fixed price swaps, average					98.44	98.44								98.44
Oil Derivative Instruments [Member] | 2014 [Member]
Derivative [Line Items]
Hedged volume					9,034	9,034								9,034
Fixed price swaps, average					95.39	95.39								95.39
Oil Derivative Instruments [Member] | 2015 [Member]
Derivative [Line Items]
Hedged volume					9,581	9,581								9,581
Fixed price swaps, average					98.25	98.25								98.25
Oil Derivative Instruments [Member] | 2016 [Member]
Derivative [Line Items]
Hedged volume					0	0								0
Fixed price swaps, average					0	0								0
Oil Derivative Instruments [Member] | Fixed price swaps [Member] | 2012 [Member]
Derivative [Line Items]
Hedged volume					8,171	8,171								8,171
Fixed price swaps, average					97.37	97.37								97.37
Oil Derivative Instruments [Member] | Fixed price swaps [Member] | 2013 [Member]
Derivative [Line Items]
Hedged volume					9,033	9,033								9,033
Fixed price swaps, average					98.05	98.05								98.05
Oil Derivative Instruments [Member] | Fixed price swaps [Member] | 2014 [Member]
Derivative [Line Items]
Hedged volume					9,034	9,034								9,034
Fixed price swaps, average					95.39	95.39								95.39
Oil Derivative Instruments [Member] | Fixed price swaps [Member] | 2015 [Member]
Derivative [Line Items]
Hedged volume					9,581	9,581								9,581
Fixed price swaps, average					98.25	98.25								98.25
Oil Derivative Instruments [Member] | Fixed price swaps [Member] | 2016 [Member]
Derivative [Line Items]
Hedged volume					0	0								0
Fixed price swaps, average					0	0								0
Amount of daily production under extendible fixed price oil swaps, outstanding					14,750	14,750								14,750
Fixed price for the outstanding extendible oil swaps of daily production					100.00	100.00								100.00
Oil Derivative Instruments [Member] | Fixed price swaps [Member] | 2017 [Member]
Derivative [Line Items]
Amount of daily production under extendible fixed price oil swaps, outstanding					14,750	14,750								14,750
Fixed price for the outstanding extendible oil swaps of daily production					100.00	100.00								100.00
Oil Derivative Instruments [Member] | Fixed price swaps [Member] | Year 2018 [Member]
Derivative [Line Items]
Amount of daily production under extendible fixed price oil swaps, outstanding					14,750	14,750								14,750
Fixed price for the outstanding extendible oil swaps of daily production					$ 100.00	$ 100.00								$ 100.00
Oil Derivative Instruments [Member] | Puts [Member] | 2012 [Member]
Derivative [Line Items]
Hedged volume					2,196	2,196								2,196
Puts price, average					100.00	100.00								100.00
Oil Derivative Instruments [Member] | Puts [Member] | 2013 [Member]
Derivative [Line Items]
Hedged volume					2,300	2,300								2,300
Puts price, average					100.00	100.00								100.00
Oil Derivative Instruments [Member] | Puts [Member] | 2014 [Member]
Derivative [Line Items]
Hedged volume					0	0								0
Puts price, average					0	0								0
Oil Derivative Instruments [Member] | Puts [Member] | 2015 [Member]
Derivative [Line Items]
Hedged volume					0	0								0
Puts price, average					0	0								0
Oil Derivative Instruments [Member] | Puts [Member] | 2016 [Member]
Derivative [Line Items]
Hedged volume					0	0								0
Puts price, average					0	0								0
Natural Gas Basis Differential Positions [Member] | Pepl Basis Swaps [Member] | 2012 [Member]
Derivative [Line Items]
Hedged volume					37,735	37,735								37,735
PEPL basis swaps hedged differential					(0.89)	(0.89)								(0.89)
Natural Gas Basis Differential Positions [Member] | Pepl Basis Swaps [Member] | 2013 [Member]
Derivative [Line Items]
Hedged volume					38,854	38,854								38,854
PEPL basis swaps hedged differential					(0.89)	(0.89)								(0.89)
Natural Gas Basis Differential Positions [Member] | Pepl Basis Swaps [Member] | 2014 [Member]
Derivative [Line Items]
Hedged volume					42,194	42,194								42,194
PEPL basis swaps hedged differential					(0.39)	(0.39)								(0.39)
Natural Gas Basis Differential Positions [Member] | Pepl Basis Swaps [Member] | 2015 [Member]
Derivative [Line Items]
Hedged volume					42,194	42,194								42,194
PEPL basis swaps hedged differential					(0.39)	(0.39)								(0.39)
Natural Gas Basis Differential Positions [Member] | Pepl Basis Swaps [Member] | 2016 [Member]
Derivative [Line Items]
Hedged volume					0	0								0
PEPL basis swaps hedged differential					0	0								0
Oil timing differential positions [Member] | Trade month roll swaps [Member] | 2012 [Member]
Derivative [Line Items]
Hedged volume					5,982	5,982								5,982
Weighted average trade month roll swaps hedged differential					0.21	0.21								0.21
Oil timing differential positions [Member] | Trade month roll swaps [Member] | 2013 [Member]
Derivative [Line Items]
Hedged volume					6,315	6,315								6,315
Weighted average trade month roll swaps hedged differential					0.21	0.21								0.21
Oil timing differential positions [Member] | Trade month roll swaps [Member] | 2014 [Member]
Derivative [Line Items]
Hedged volume					6,315	6,315								6,315
Weighted average trade month roll swaps hedged differential					0.21	0.21								0.21
Oil timing differential positions [Member] | Trade month roll swaps [Member] | 2015 [Member]
Derivative [Line Items]
Hedged volume					840	840								840
Weighted average trade month roll swaps hedged differential					0.17	0.17								0.17
Oil timing differential positions [Member] | Trade month roll swaps [Member] | 2016 [Member]
Derivative [Line Items]
Hedged volume					0	0								0
Weighted average trade month roll swaps hedged differential					0	0								0